Label	Element	Value
Martin Currie Sustainable International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MARTIN CURRIE SUSTAINABLE INTERNATIONAL EQUITY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity and equity-related securities of foreign companies and other investments with similar economic characteristics that meet the sub-advisor’s environmental, social and governance (ESG) criteria for the Fund. Subject to the ESG criteria, the Fund is generally unconstrained by any particular sector, geography or market capitalization. The sub-advisor focuses on companies that it believes have a strong history of, or future potential for, offering high and durable returns on invested capital over time and seeks to acquire securities of companies with reasonable valuations based on the sub-advisor’s assessment of the company’s long-term potential. When the sub-advisor identifies an opportunity it finds attractive, it aims to make a long-term capital commitment.

In identifying companies that meet the ESG criteria, the sub-advisor assesses ESG factors through a proprietary analytical framework that is applied to each potential investment. This analysis may include, but is not limited to, such factors as shareholder rights, accounting standards, remuneration, board structure, supply chain, data protection, pollution/hazardous waste policies, water usage, and climate change policies. The materiality and relevance of these factors will vary by company and industry. The sub-advisor uses ESG factors as a tool to assess governance and sustainability in the context of an individual company’s circumstances. These factors are assessed both quantitatively and qualitatively, through the sub-advisor’s direct research and engagement process. Proprietary ESG ratings capture this analysis with companies assigned a risk rating on each of governance and sustainability (environmental and social) from 1 (low risk) to 5 (high risk). Companies with a rating of 4 or higher with respect to governance or sustainability (environment and social) will not meet the Fund’s ESG criteria and will not be purchased for the Fund’s portfolio. Because investing on the basis of ESG criteria involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the sub-advisor will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria. The sub-advisor’s proprietary research and analysis may incorporate information and data obtained from a variety of third-party research providers as supplementary to the sub-advisor’s own proprietary research and analysis. The sub-advisor has the right to change the third-party service providers that support this process at any time. In addition, the Fund seeks to avoid investing in companies that the sub-advisor has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of tobacco, production of weapons, the extraction of fossil fuels, or the mining of metals and minerals. A company will be considered to be significantly involved if, based upon information received by the sub-advisor, the company generates approximately 5% or more of revenue from tobacco production, approximately 5% or more of revenue from the production of weapons, including nuclear weapons, or approximately 5% or more of revenue from direct involvement in extraction of fossil fuels. Further, the Fund will seek to avoid investing in any company that, based upon information received by the sub-advisor, is assigned to the Global Industry Classification Standard (GICS) sub-industries Diversified Metals and Mining, Copper, Gold and Precious Metals and Minerals, or that is involved in the production, sale or distribution of dedicated and key components of antipersonnel mines and cluster munitions. The sub-advisor may modify this list of prohibited investments, including revenue thresholds or any particular exclusion, at any time, without shareholder approval or notice.

The equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common stock, depositary receipts and exchange-traded funds (ETFs).

The Fund may seek investment opportunities in any foreign country and under normal market conditions will invest in, or have exposure to, securities of companies located in at least three foreign countries. The Fund may invest without limit in securities of companies located in any foreign country, including countries with developed or emerging markets. The Fund may invest in companies of any size and market capitalization but will typically invest in those companies with market capitalizations in excess of $3 billion. The Fund’s portfolio is expected to be highly concentrated, with approximately 20-40 holdings.

Instances when the sub-advisor may sell a portfolio holding include the following:

• If the proprietary governance or sustainability rating assigned by the sub-advisor to an issuer changes to a score of 4 or higher;

• If the issuer becomes significantly involved in certain business activities or industries, including the production of tobacco, production of weapons, the extraction of fossil fuels, or the mining of metals and minerals;

• If the stock reaches the sub-advisor’s price target and the sub-advisor believes there is no more upside potential;

• If the stock is nearing the sub-advisor’s price target: When the sub-advisor believes a stock is close to exhausting its outperformance potential the sub-advisor will trim the Fund’s holdings;

• If the stock underperforms and the sub-advisor’s conviction in the stock has lowered after a reassessment of the research relating to the stock.

The Fund is a “non-diversified” fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. As of May 31, 2024, the top two sectors represented by the Fund’s investments were information technology and health care. These sectors may change over time. In addition, the Fund may invest a significant portion of its assets in a specific geographic region, such as Europe, or a particular country.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in equity and equity-related securities of foreign companies and other investments with similar economic characteristics that meet the sub-advisor’s environmental, social and governance (ESG) criteria for the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the Martin Currie International Sustainable Equity Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund that was effective after the market close on October 28, 2022 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022 are those of the predecessor mutual fund. The bar chart shows changes in the Fund’s (and the predecessor mutual fund’s) performance from year to year (predecessor mutual fund performance is represented by the performance of the predecessor mutual fund’s Class IS Shares). The table shows how the Fund’s (and the predecessor mutual fund’s) average annual returns (in the case of the predecessor mutual fund, the average annual returns of the predecessor mutual fund’s Class IS Shares) for 1 year, 5 years and since inception compared with those of a broad measure of market performance.

Had the predecessor mutual fund been structured as an ETF, its performance may have differed. The Fund’s (and the predecessor mutual fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the Martin Currie International Sustainable Equity Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund that was effective after the market close on October 28, 2022 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 28, 2022 are those of the predecessor mutual fund. The bar chart shows changes in the Fund’s (and the predecessor mutual fund’s) performance from year to year (predecessor mutual fund performance is represented by the performance of the predecessor mutual fund’s Class IS Shares). The table shows how the Fund’s (and the predecessor mutual fund’s) average annual returns (in the case of the predecessor mutual fund, the average annual returns of the predecessor mutual fund’s Class IS Shares) for 1 year, 5 years and since inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor mutual fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2023, Q4	18.01%
Worst Quarter:	2022, Q2	-18.15%

As of June 30, 2024, the Fund’s year-to-date return was 1.03%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2023
Martin Currie Sustainable International Equity ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Martin Currie Sustainable International Equity ETF | ESG Investment Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

ESG Investment Strategy: The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards. In addition, the sub-advisor may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics. In evaluating a security or issuer based on ESG criteria, the sub-advisor may use information and data from third-party providers of ESG research, which may be incomplete, inaccurate or unavailable. There is no uniform set of ESG standards, and different third party providers may provide different or inconsistent information and data. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors. As a result, there is a risk that the sub-advisor may incorrectly assess a security or issuer. The sub-advisor’s evaluation of ESG criteria is subjective and may change over time.

Martin Currie Sustainable International Equity ETF | Market
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Martin Currie Sustainable International Equity ETF | Focus
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Focus: To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Martin Currie Sustainable International Equity ETF | Healthcare companies
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Healthcare companies: The activities of healthcare companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Healthcare companies may also be affected by government policies on healthcare reimbursements, regulatory approval for new drugs and medical products, and similar matters. They are also subject to legislative risk, i.e., the risks associated with the reform of the healthcare system through legislation.

Martin Currie Sustainable International Equity ETF | Information technology companies
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Information technology companies: Companies in the information technology sector have historically been volatile due to the rapid pace of product change and development within the sector. For example, their products and services may not prove commercially successful or may become obsolete quickly. In addition, delays in or cancellation of the release of anticipated products or services may also affect the price of an information technology company’s stock. Information technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations, worldwide technological developments or investor perception of a company and/or its products or services. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Martin Currie Sustainable International Equity ETF | Foreign Securities (non-U.S.)
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities (non-U.S.): Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

The risks of foreign investments may be greater in developing or emerging market countries.

Martin Currie Sustainable International Equity ETF | Developing Market Countries
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Developing Market Countries: The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Martin Currie Sustainable International Equity ETF | Geographic Focus
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Geographic Focus: Because the Fund may invest a significant portion of its assets in companies in a specific country and region, including Europe, the Fund is subject to greater risks of adverse developments in that country, region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Current uncertainty concerning the economic consequences of Russia’s military invasion of Ukraine in February 2022 has increased market volatility.

Martin Currie Sustainable International Equity ETF | Small and Mid Capitalization Companies
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Small and Mid Capitalization Companies: Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by small and mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Martin Currie Sustainable International Equity ETF | Convertible Securities
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities: Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Martin Currie Sustainable International Equity ETF | Growth Style Investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Growth Style Investing: Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term. In addition, investment styles can go in and out of favor, which could cause additional volatility in the prices of the Fund’s portfolio holdings.

Martin Currie Sustainable International Equity ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification: Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance and result in greater fluctuation in the value of the Fund’s shares.

Martin Currie Sustainable International Equity ETF | Liquidity
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity:  The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security or other investments. Market prices for such securities or other investments may be volatile.

Martin Currie Sustainable International Equity ETF | Management
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Management: The Fund is subject to management risk because it is an actively managed ETF. The Fund's sub-advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Martin Currie Sustainable International Equity ETF | Cybersecurity
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, the sub-advisor, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager and the sub-advisor have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, the investment manager or the sub-advisor. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, the sub-advisor, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Martin Currie Sustainable International Equity ETF | Market Trading
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Trading: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The sub-advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Martin Currie Sustainable International Equity ETF | Authorized Participant Concentration
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. "Authorized Participants" are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Martin Currie Sustainable International Equity ETF | Small Fund
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Small Fund: When the Fund's size is small, the Fund may experience low trading volume and wide bid-ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Martin Currie Sustainable International Equity ETF | Large Shareholder
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder: Certain large shareholders, including other funds or accounts advised by the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, may from time to time own a substantial amount of the

Fund’s shares. In addition, a third-party investor, the investment manager, sub-advisor or an affiliate of the investment manager or sub-advisor, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Martin Currie Sustainable International Equity ETF | MSCI All Country World ex-US Index-NR
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex-US Index-NR
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%	[1]
Martin Currie Sustainable International Equity ETF | Martin Currie Sustainable International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	$ 762
Annual Return 2016	rr_AnnualReturn2016	(1.76%)
Annual Return 2017	rr_AnnualReturn2017	28.48%
Annual Return 2018	rr_AnnualReturn2018	(11.35%)
Annual Return 2019	rr_AnnualReturn2019	34.01%
Annual Return 2020	rr_AnnualReturn2020	26.93%
Annual Return 2021	rr_AnnualReturn2021	15.48%
Annual Return 2022	rr_AnnualReturn2022	(30.89%)
Annual Return 2023	rr_AnnualReturn2023	14.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2024, the Fund’s year-to-date return was 1.03%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.03%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.01%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.15%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	14.79%
5 Years	rr_AverageAnnualReturnYear05	9.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%	[1]
Martin Currie Sustainable International Equity ETF | Martin Currie Sustainable International Equity ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	14.79%
5 Years	rr_AverageAnnualReturnYear05	8.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.77%	[1]
Martin Currie Sustainable International Equity ETF | Martin Currie Sustainable International Equity ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	7.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%	[1]

[1]	Since inception November 30, 2015.